Expense Example {- Fidelity Advisor® Technology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Technology Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Technology Fund-Class A
Expense Example:
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Technology Fund-Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Technology Fund-Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	1,859
Fidelity Advisor Technology Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750